Fixed Assets - Right-of-use assets and lease liabilities (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Statements Line Items
Balance at the beginning	€ 33,984	€ 13,611
Additions	2,763	24,434
Disposals	(943)	(51)
Depreciation expense	(3,901)	(3,719)
Foreign Currency Translation	226	(291)
Balance at the end	32,129	33,984
Land and Buildings
Statements Line Items
Balance at the beginning	33,296	13,375
Additions	2,666	23,738
Disposals	(943)
Depreciation expense	(3,698)	(3,525)
Foreign Currency Translation	226	(292)
Balance at the end	31,547	33,296
Vehicles
Statements Line Items
Balance at the beginning	113	126
Additions	97	58
Depreciation expense	(68)	(70)
Foreign Currency Translation		(1)
Balance at the end	142	113
Other equipment, furniture and fixtures
Statements Line Items
Balance at the beginning	575	110
Additions		638
Disposals		(51)
Depreciation expense	(135)	(124)
Foreign Currency Translation		2
Balance at the end	€ 440	€ 575